Document and Entity Information	12 Months Ended
Mar. 29, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 29, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	BGI
Entity Registrant Name	BIRKS GROUP INC.
Entity Central Index Key	0001179821
Current Fiscal Year End Date	--03-29
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,131,539
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0